Baird Equity Opportunity Fund
Schedule of Investments, March 31, 2023 (Unaudited)
					% of
			Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
Cadre Holdings, Inc.			101,509	$2,186,504	3.4%
Communications Equipment
Infinera Corp. (1)			375,326	2,912,530	4.5%
Construction & Engineering
Fluor Corporation (1)			45,519	1,406,992	2.2%
Valmont Industries, Inc.			7,928	2,531,252	3.9%
				3,938,244	6.1%
Consumer Staples Distribution
Chefs’ Warehouse Inc. (1)			117,905	4,014,665	6.3%
Diversified Consumer Services
Chegg, Inc. (1)			38,550	628,365	1.0%
Mister Car Wash, Inc. (1)			132,434	1,141,581	1.8%
				1,769,946	2.8%
Electrical Equipment
nVent Electric PLC (4)			63,848	2,741,633	4.3%
Energy Equipment & Services
NexTier Oilfield Solutions, Inc. (1)			215,898	1,716,389	2.7%
Oceaneering International, Inc. (1)			72,137	1,271,775	2.0%
				2,988,164	4.7%
Entertainment
Madison Square Garden Sports Corp.			14,978	2,918,463	4.5%
Financial Services
Euronet Worldwide, Inc. (1)			20,893	2,337,927	3.6%
Global Payments, Inc.			32,841	3,456,187	5.4%
				5,794,114	9.0%
Health Care Equipment & Supplies
Merit Medical Systems, Inc. (1)			10,496	776,179	1.2%
Paragon 28, Inc. (1)			46,751	798,040	1.2%
				1,574,219	2.4%
Health Care Providers & Services
Castle Biosciences, Inc. (1)			24,819	563,888	0.9%
NeoGenomics, Inc. (1)			151,233	2,632,966	4.1%
				3,196,854	5.0%
Health Care Technology
Evolent Health, Inc. (1)			69,978	2,270,786	3.5%
Hotels, Restaurants, & Leisure
Sportradar Holding AG (1)(2)			178,468	2,075,583	3.2%
Interactive Media & Services
ZoomInfo Technologies, Inc. (1)			61,543	1,520,727	2.4%
Leisure Products
Clarus Corp.			230,232	2,175,692	3.4%
Machinery
Ingersoll Rand, Inc.			29,035	1,689,256	2.6%
Oil, Gas, & Consumable Fuels
Devon Energy Corp.			10,000	506,100	0.8%
Diamondback Energy, Inc.			10,252	1,385,763	2.2%
				1,891,863	3.0%
Pharmaceuticals
Catalent, Inc. (1)			28,149	1,849,671	2.9%
Professional Services
Verisk Analytics, Inc.			5,752	1,103,579	1.7%
Semiconductors & Semiconductor Equipment
Universal Display Corp.			15,406	2,389,933	3.7%
Software
Bill.com Holdings, Inc. (1)			12,885	1,045,489	1.6%
Blackbaud, Inc. (1)			59,506	4,123,766	6.4%
Clear Secure, Inc.			25,225	660,138	1.1%
ON24, Inc. (1)			140,855	1,233,890	1.9%
Opera Ltd. - ADR (2)			169,201	1,720,774	2.7%
RingCentral, Inc. (1)			36,086	1,106,758	1.7%
				9,890,815	15.4%
Total Common Stocks				60,893,241	94.8%
(Cost $57,429,203)
			Number of
Purchased Option Contracts		Notional Amount	Contracts(5)
Call Option Contracts
Clear Secure, Inc., Exercise Price: $29.75, Expiration: 05/19/2023		$737,994	282	25,944	0.0%
Datadog, Inc., Exercise Price: $80.00, Expiration: 04/21/2023 (6)		319,704	44	5,060	0.0%
Fidelity National Information Services, Inc., Exercise Price: $80.00, Expiration: 04/21/2023 (6)		309,681	57	285	0.0%
Global X Cloud Computing ETF, Exercise Price: $18.00, Expiration: 06/16/2023		640,415	349	43,625	0.1%
NCR Corp., Exercise Price: $31.00, Expiration: 04/21/2023 (6)		488,313	207	10,350	0.0%
SPDR S&P Biotech ETF, Exercise Price: $105.00, Expiration: 06/16/2023 (6)		221,009	29	116	0.0%
WW International, Inc., Exercise Price: $10.00, Expiration: 04/21/2023		9,888	24	60	0.0%
Total Purchased Option Contracts				85,440	0.1%
(Cost $188,313)

Short-Term Investment			Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 4.67% (3)			3,436,458	3,436,458	5.4%
Total Short-Term Investment				3,436,458	5.4%
(Cost $3,436,458)
Total Investments				64,415,139	100.3%
(Cost $61,053,974)
Liabilities in Excess of Other Assets				(193,424)	(0.3)%
TOTAL NET ASSETS				$64,221,715	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
(4)				All or a portion of this security was held as collateral for options written. At March 31, 2023, the value of this collateral was $2,576,400.
(5)	Each contract is equivalent to 100 shares of common stock.
(6)		Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.
ADR	- American Depositary Receipt
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Equity Opportunity Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$60,893,241	$–	$–	$60,893,241
Total Equity	60,893,241	–	–	60,893,241
Purchased Option Contracts
Call Option Contracts	74,745	10,695	–	85,440
Total Purchased Option Contracts	74,745	10,695	–	85,440
Short-Term Investment
Money Market Mutual Fund	3,436,458	–	–	3,436,458
Total Short-Term Investment	3,436,458	–	–	3,436,458
Total Investments*	$64,404,444	$10,695	$–	$64,415,139

Written Option Contracts
Call Option Contracts	$–	$(2,212)	$–	$(2,212)
Put Option Contracts	(29,650)	(107,651)	–	(137,301)
Total Written Option Contracts	$(29,650)	$(109,863)	$–	$(139,513)

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.

Baird Equity Opportunity Fund
Schedule of Written Option Contracts,
March 31, 2023 (Unaudited)
		Number of
Written Option Contracts	Notional Amount	Contracts (a)	Value
Call Option Contracts
Oceaneering International, Inc., (Exercise Price: $25.00, Expiration: 07/21/2023)	$104,017	(59)	$(2,212)
Total Call Option Contracts (Premiums Received $7,893)			(2,212)

Put Option Contracts
Clear Secure, Inc., (Exercise Price: $22.50, Expiration: 08/18/2023)	591,442	(226)	(42,375)
Fidelity National Information Services, Inc., (Exercise Price: $62.50, Expiration: 07/21/2023)	309,681	(57)	(53,580)
SPDR S&P Biotech ETF, (Exercise Price: $75.00, Expiration: 06/16/2023)	221,009	(29)	(10,730)
Datadog, Inc., (Exercise Price: $65.00, Expiration: 06/16/2023)	319,704	(44)	(18,920)
NCR Payment Solutions LLC, (Exercise Price: $20.00, Expiration: 06/16/2023)	488,313	(207)	(11,696)
Total Put Option Contracts (Premium Received $114,379)			(137,301)
Total Written Option Contracts (Premiums Received $122,272)			$(139,513)

Each contract is equivalent to 100 shares of common stock.